Financial Instruments (Details Narrative) $ in Millions	6 Months Ended
May 31, 2023 USD ($)
Financial Instruments
Foreign Exchange Risk Movement In Currency Percentage	10.00%
Foreign Exchange Risk Loss And Other Comprehensive Loss Amount Affected	$ 0.1